Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Income / Loss	Total
Beginning Balance, Amount at Dec. 31, 2008	$ 2	$ 31,872,196	$ (27,260,044)	$ 345,172	$ 4,957,326
Beginning Balance, Shares at Dec. 31, 2008	200
Net income (loss)			(2,576,533)		(2,576,533)
Foreign currency Translation adjustment				17,727	17,727
Comprehensive stock income (loss)					(2,558,806)
Common stock change,Share	1,869,178
Common stock change, Amount	18,692	(18,692)			0
Non-cash stock issuance,Share	90,000
Non-cash stock issuance, Amount	900	157,500			158,400
Exercise of stock options,Share	21,600
Exercise of stock options,Amount	216	94,284			94,500
Stock based compensation		415,176			415,176
Ending Balance, Amount at Dec. 31, 2009	19,810	32,520,464	(29,836,577)	362,899	3,066,596
Ending Balance, Shares at Dec. 31, 2009	1,980,978
Net income (loss)			268,185		268,185
Foreign currency Translation adjustment				2,963	2,963
Unrealized gain on securities				15,812	15,812
Comprehensive stock income (loss)					286,960
Stock based compensation		91,192			91,192
Stock rights offering (net of issuance costs of $55,618),Share	3,469,644
Stock rights offering (net of issuance costs of $55,618),Amount	34,696	777,097			811,793
Ending Balance, Amount at Dec. 31, 2010	$ 54,506	$ 33,388,753	$ (29,568,392)	$ 381,674	$ 4,256,541
Ending Balance, Shares at Dec. 31, 2010	5,450,622